UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: September 15, 2015 to October 13, 2015

Commission File Number of issuing entity: 333-193376-11

COMM 2014-LC17 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-193376

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

German American Capital Corporation

Ladder Capital Finance LLC

Cantor Commercial Real Estate Lending, L.P.

Natixis Real Estate Capital LLC

Silverpeak Real Estate Finance LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3939218
38-3939219
38-7120299

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
A‑5			X
A‑M			X
B			X
C			X
X‑A			X
PEZ			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On October 13, 2015 a distribution was made to holders of the certificates issued by COMM 2014-LC17 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2014-LC17 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from September 15, 2015 to October 13, 2015.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934on February 10, 2015. The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934on February 10, 2015. The CIK number of GACC is 0001541294.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934on February 12, 2015. The CIK number of NREC is 0001542256.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934on February 10, 2015. The CIK number of LCF is 0001541468.

Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934on February 5, 2015. The CIK number of CCRE is 0001558761.

Silverpeak Real Estate Finance LLC (“SREF”), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934on February 9, 2015. The CIK number of SREF is 0001624053.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by COMM 2014-LC17 Mortgage Trust, relating to the October 13, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation

(Depositor)

/s/ Helaine M. Kaplan

Helaine M. Kaplan, President

Date: October 26, 2015

/s/ Andrew Mullin

Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date: October 26, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by COMM 2014-LC17 Mortgage Trust, relating to the October 13, 2015 distribution.